Note 13 - Segment Information	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

13. Segment Information

The Company conducts its business almost entirely in food packaging with two reportable segments: Vegetable and Fruit/Snack. The reportable segments reflect how the Company's Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), allocates resources and evaluates performance, and how the Company's internal management financial reporting is structured. The Company's CODM evaluates the performance of these reportable segments with a focus on earnings (loss) before income taxes as the measure of segment profit or loss.

The Other category consists of the Company's non-food operations including revenue derived from the sale of cans, ends, seed, outside revenue from the Company's trucking and aircraft operations, and certain corporate items. These ancillary activities do not qualify as an operating segment and are not eligible for aggregation with one of the identified operating segments; therefore they are combined and presented within the “Other” category.

During the Company’s fiscal year 2024 reassessment, the Company updated how its existing operating segments (Vegetable, Fruit, Snack) are reported. A primary factor of the reassessment was the Company's Vegetable operations which have become a larger strategic focus of the Company, as evidenced by the recent asset acquisition described in Note 17. Fruit was previously reported with Vegetable. The Fruit and Snack segments are now managed together as one reportable segment, leaving Vegetable as its own reportable segment. The update reflects the products offered within the segments and the manner in which the business is currently managed. The prior year amounts within the segment disclosure information have been recast to conform to the current year presentation.

Segment information is provided on a FIFO basis which is consistent with how financial information is prepared internally and provided to the CODM. The LIFO impact on earnings (loss) before income taxes and total assets is shown separately for purposes of reconciling to the GAAP financial statement measure shown on the Consolidated Statements of Net Earnings and Consolidated Balance Sheets.

Export sales represented 5.7%, 6.7% and 7.2% of total net sales in fiscal 2024, 2023 and 2022, respectively.

The following table summarizes certain financial data for the Company’s reportable segments (in thousands):

		Fruit and		Subtotal	LIFO
	Vegetable	Snack	Other	(FIFO basis)	Impact	Total
Fiscal Year 2024:
Net sales	$1,325,618	$100,835	$32,150	$1,458,603	$-	$1,458,603
Earnings (loss) before income taxes	92,852	3,264	9,225	105,341	(22,342)	82,999
Interest expense, net of interest income	31,607	2,347	66	34,020	-	34,020
Capital expenditures	42,089	1,536	-	43,625	-	43,625
Depreciation and amortization	39,364	3,480	634	43,478	-	43,478
Total assets	1,604,449	100,627	3,703	1,708,779	(324,782)	1,383,997

Fiscal Year 2023:
Net sales	$1,374,468	$104,156	$30,728	$1,509,352	$-	$1,509,352
Earnings (loss) before income taxes	137,555	(3,935)	11,784	145,404	(131,611)	13,793
Interest expense, net of interest income	12,684	1,180	461	14,325	-	14,325
Capital expenditures	57,593	13,406	806	71,805	-	71,805
Depreciation and amortization	37,359	3,024	558	40,941	-	40,941
Total assets	1,415,857	95,658	3,646	1,515,161	(302,440)	1,212,721

Fiscal Year 2022:
Net sales	$1,259,878	$97,040	$28,362	$1,385,280	$-	$1,385,280
Earnings (loss) before income taxes	103,899	(7,623)	5,776	102,052	(42,157)	59,895
Interest expense, net of interest income	4,477	473	691	5,641	-	5,641
Capital expenditures	43,490	5,705	2,905	52,100	-	52,100
Depreciation and amortization	33,730	2,542	251	36,523	-	36,523
Total assets	1,025,840	84,087	3,176	1,113,103	(170,829)	942,274